As filed with the U.S. Securities and Exchange Commission on August 5, 2022

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23450)

Global Beta ETF Trust

(Exact name of registrant as specified in charter)

1364 Welsh Road, Suite C120

North Wales, PA 19454

(Address of principal executive offices) (Zip code)

Justin Lowry

1364 Welsh Road, Suite C120

North Wales, PA 19454

(Name and address of agent for service)

(215) 531-8234

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
May 31, 2022 (Unaudited)

Global Beta ETF Trust

● Global Beta Smart Income ETF	| GBDV	| NYSE Arca
● Global Beta Low Beta ETF	| GBLO	| NYSE Arca
● Global Beta Rising Stars ETF	| GBGR	| NYSE Arca

Global Beta ETF Trust

Shareholder Letter	Global Beta ETF Trust

May 31, 2022

Dear Shareholder,

Throughout the past six months, the U.S. economy has begun to realize what we feared when I wrote you this time last year - inflation levels not observed in nearly 40 years. We believe this is largely due to record accommodative monetary policy actions taken by the Federal Reserve as well as supply chain issues caused by a reduced labor force as well as rolling shutdowns throughout China. As such, the Federal Reserve has begun to aggressively raise interest rates in an attempt to curb inflationary pressures on the economy. Consequently, the market has begun to experience extreme volatility, particularly around companies with higher-than-average valuations. In fact, the S&P 500 briefly touched bear market territory during trading hours on 05/20/22 for the first time since 03/12/20, however, the index rebounded before the market closed, and thus, avoided an official bear market for the index.

We have observed seven instances where the S&P 500 reached bear market territory over the past 50+ years – the inflation crisis throughout most of the 1970s, the recession during the early 1980s, the 1987 “black Monday” market crash, the tech crash in the early 2000s, the 2008 financial crisis, the 2011 U.S. credit downgrade/European contagion scare and the 2020 COVID-19 health pandemic. During summer of 2010, the S&P 500 dipped back into bear market territory after briefly coming out of it from the financial crisis. However, in our determination, it was a continuation of the 2008 Financial Crisis bear market.

Of course, the bear markets were largely preceded or were the result of historic economic recessions, although the catalyst for each was slightly different. Each bear market was approximately 10 years apart, which would make a bear market in 2022 the shortest span between bear markets over the past 50 years.

The bear markets and recessions that we observed early on over the past 50+ years were driven more by fiscal and monetary policy issues; however, the most recent bear markets and recessions were driven more by market behavior and a global health pandemic, respectively. However, at this point, it appears that a potential bear market is being telegraphed in a similar fashion as it was during the 1970s and 1980s as fiscal and monetary policy issues are threatening an economic unraveling.

In fact, we are currently witnessing the largest spread between monetary policy and inflation in over 50 years. As of 04/30/22, inflation was 805 basis points greater than the fed funds rate. To put this into context, the last time the spread between inflation and the fed funds rate was larger than 500 basis points was on June 1980. Thus, we believe this relationship is like what we observed in the 1970s and the 1980s, whereby, the Federal Reserve fell significantly behind inflation. However, the difference this time around is that the Federal Reserve will be raising rates from a far lower level. This can be good and bad. On the one hand, it should be easier to combat sustainable inflation this time around, given how marginal rates would reach relative to historical norms. On the other hand, market valuations have bubbled so substantially due to unprecedented accommodative monetary policy that even a 50-basis point move has caused significant disruption to the market, particularly among companies with the richest valuations.

The question we ponder is, where is the market heading? Our concern is that the Federal Reserve has gotten so far behind the curve in managing inflation that it appears to mirror issues encountered during the 1970s. While rates and the Fed’s actions are similar as they were in late 2015/early 2016, inflation was not nearly at levels then as it is now. We also believe that the rolling COVID shutdowns in China are going to continue to put a strain on the global supply chain, therefore, curbing demand likely only solves part of the issue. We believe that, regardless of whether the Federal Reserve ultimately slows the rate at which they raise rates, market volatility will continue to persist.

Our research has indicated that a rising rate environment is more conducive to size, yield, and quality factors. However, if we do fall into recession, we believe that the Federal Reserve would then have to back track its tightening strategy, which we believe would enable a better environment for growth. In our opinion, it is very unlikely we encounter a recession, given how recent the last recession was. As discussed above, the average duration between recessions is about 7-10 years. History would suggest that a recession is unlikely over the next 12-18 months. Of course, circumstances now do not necessarily mirror the past, but we believe there are clear similarities. Regardless, we believe that investors need to prepare for continued volatility as the market continues to try to handicap the Federal Reserve’s decision on monetary policy actions and how they may impact overall earnings growth. In our opinion, finding securities or strategies that curb drawdown effects that offer average to above average yield is prudent during these market conditions.

Please be well and safe.

Sincerely,

Justin Lowry

President and CIO, Global Beta Advisors, LLC

1

Shareholder Letter (Continued)	Global Beta ETF Trust

May 31, 2022

Must be preceded or accompanied by a prospectus. Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. The Funds’ return may not match or achieve a high degree of correlation with the return of the underlying index. The Funds are subject to the risks of investing in equity securities. Please refer to the prospectus for a more detailed explanation of the Funds’ principal risks. There is no assurance that the investment objectives of the Funds will be achieved.

Current and future holdings are subject to change and risk.

Diversification does not assure a profit or protect against a loss in a declining market.

Global Beta Smart Income ETF, Global Beta Low Beta ETF and Global Beta Rising Stars ETF are distributed by Compass Distributors, LLC.

S&P 500: a stock market index that tracks 500 publicly traded domestic companies.

Basis Point: are a unit of measure used to describe the interest rate changes in a financial instrument. One basis point equals 0.01%, or 0.0001.

2

Portfolio Manager Commentary	Global Beta Smart Income ETF

May 31, 2022

For the period, which spans from 12/01/21 through 05/31/22, the Fund outperformed its benchmark, the S&P 900 Index. For the period, the Fund’s NAV (Net Asset Value) returned 19.62%1 and its market price returned 19.43%, while its benchmark returned -8.71%. The outperformance was largely attributed the rotation out of high beta securities and into more defensive securities due to the Federal Reserve’s initiative to tighten monetary policy in the wake of inflationary pressures recently observed in the U.S. economy. The Fund was overweight utilities and materials relative to the benchmark, which accounted for nearly 20% of its outperformance compared to its benchmark. Companies in the materials sector enjoyed outperformance from inflation raising the value of raw materials and commodities, while utilities enjoyed outperformance as a haven from market volatility. Additionally, the Fund’s underweighted positions in the information technology and consumer discretionary sectors relative to the benchmark contributed another roughly 20% of outperformance in the Fund relative to its benchmark. Rising rates from the Federal Reserve have seemed to dampen the outlook for expensive technology stocks and have seemed to erode margins for retailers, which represented over half of the S&P 900’s overweight in the consumer discretionary sector relative to the Fund. We believe that rising rates will persist market volatility, particularly in overvalued sectors, such as information technology and lower margin businesses, such as retail outlets.

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Energy	15.1%
Health Care	13.8
Consumer Staples	13.7
Financials	13.7
Utilities	11.3
Materials	9.7
Communication Services	9.4
Information Technology	5.1
Industrials	4.1
Consumer Discretionary	1.9
Real Estate	1.8
Short-Term Investments and Other Assets and Liabilities	0.4
Total	100.0%

1.

A Fund’s per share net asset value (‘‘NAV’’) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (‘‘Market Price’’) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

3

Portfolio Manager Commentary	Global Beta Low Beta ETF

May 31, 2022

For the period, which spans from 12/01/21 through 05/31/22, the Fund outperformed its benchmark, the S&P 500 Index. For the period, the Fund’s NAV (Net Asset Value) returned 14.11%1 and its market price returned 14.13%, while its benchmark returned -8.85%.

The outperformance was largely attributed to the increased market volatility due to increased levels of inflation in the U.S. economy and the subsequent policy actions taken and announced by the Federal Reserve to raise interest rates. These developments have caused market patterns to change as investors rotate out of higher beta securities and into safer investment classes. As a result, we have seen securities with lower beta relative to the market outperform higher beta securities. Specifically, the Fund’s overweighted positions in the consumer staples and health care sectors led to roughly 42% of its outperformance relative to its benchmark. Additionally, the Fund’s underweighted positions in the information technology and consumer discretionary sectors contributed another roughly 22% of outperformance in the Fund relative to its benchmark. Rising rates from the Federal Reserve have seemed to dampen the outlook for expensive technology stocks and have seemed to erode margins for retailers, which represented over half of the S&P 500’s overweight in the consumer discretionary sector relative to the Fund. We believe that rising rates will persist market volatility, particularly in overvalued sectors, such as information technology and lower margin businesses, such as retail outlets. We believe the current market volatility, particularly among the most overvalued companies, is conducive to the Fund outperforming the market.

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Health Care	35.1%
Consumer Staples	24.0
Energy	11.0
Communication Services	9.3
Utilities	8.6
Industrials	5.0
Financials	2.9
Information Technology	1.8
Consumer Discretionary	0.9
Materials	0.8
Real Estate	0.3
Short-Term Investments and Other Assets and Liabilities	0.3
Total	100.0%

1.

A Fund’s per share net asset value (‘‘NAV’’) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (‘‘Market Price’’) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

4

Portfolio Manager Commentary	Global Beta Rising Stars ETF

May 31, 2022

For the period, which spans from 12/01/21 through 05/31/22, the Fund underperformed its benchmark, the S&P 1500 Index. For the period, the Fund’s NAV (Net Asset Value) returned -25.93%1 and its market price returned -25.89%, while its benchmark returned -8.68%.

The underperformance was largely attributed to the Federal Reserve’s actions to begin raising interest rates in the face of inflationary pressures as well as the global supply chain issues that have emerged over the past 6-9 months. These factors have seemed to have weighed heavily on industries such as software and internet securities, as these industries have experienced some of the largest multiple expansions in the market over the past two years and have also been susceptible to the recent supply chain constraints. In fact, the Fund’s overweight to software and internet and data industries have accounted for nearly 30% of the Fund’s underperformance. We believe that rising rates will persist market volatility, particularly in overvalued sectors, such software and internet companies, in the near term. However, we also believe that there are some individual opportunities that have begun to present themselves within these industries. As such, we believe there could be upside potential in in these companies if macro conditions begin to level out. That said, we believe there continues to be significant economic uncertainty and that investors ought to continue to be more defensive until a more clear macro picture is painted.

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Internet and Data Services	19.3%
Software	16.8
Semiconductor Equipment and Services	11.4
Healthcare Support Services	5.1
Specialty Finance	4.8
General Merchandise Retail	4.4
Auto Retail	3.9
Apparel and Accessories Retail	3.7
Communications Equipment	2.8
Other Professional Services	2.8
Semiconductor Manufacturing	2.8
Computer Hardware and Storage	2.4
Commercial Electronics	2.2
Electronic Components	2.2
Technology Consulting Services	2.1
Finance Software and Services	2.0
Media and Publishing Services	1.7
Manufacturing Equipment and Services	1.6
Information Technology Distribution	1.5
Consumer Electronics	1.4
Hospitality Services	1.0
Other Telecommunications Services	0.8
Household Appliances and Furnishings Production	0.8
Aerospace and Defense Manufacturing	0.7
Other Retail	0.7
Electrical Equipment and Power Systems	0.6
Home Improvement Retail	0.4
Short-Term Investments and Other Assets and Liabilities	0.1
Total	100.0%

1.

A Fund’s per share net asset value (‘‘NAV’’) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (‘‘Market Price’’) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

Beta: is a way of measuring a stock’s volatility compared with the overall market’s volatility.

S&P 900: combines the S&P 500® and the S&P MidCap 400® to form an investable benchmark for the mid- to large-cap segment of the U.S. equity market.

S&P 500: is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States.

S&P 1500: is a stock market index of US stocks made by Standard & Poor’s. It includes all stocks in the S&P 500, S&P 400, and S&P 600.

5

Schedule of Investments	Global Beta Smart Income ETF

May 31, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 9.4%
AT&T, Inc.	17,684	$376,493
Lumen Technologies, Inc.	11,971	146,525
Verizon Communications, Inc.	7,728	396,369
		919,387
Consumer Discretionary — 1.9%
Dick’s Sporting Goods, Inc.	706	57,348
H&R Block, Inc.	751	26,465
Leggett & Platt, Inc.	915	35,841
Newell Brands, Inc.	3,167	67,901
		187,555
Consumer Staples — 13.7%
Altria Group, Inc.	2,687	145,340
Campbell Soup Co.	1,264	60,558
Conagra Brands, Inc.	2,307	75,877
Flowers Foods, Inc.	1,165	32,154
Kellogg Co.	1,519	105,935
Kimberly-Clark Corp.	1,055	140,336
Kraft Heinz Co.	4,513	170,727
Philip Morris International, Inc.	2,240	238,000
Walgreens Boots Alliance, Inc.	8,461	370,846
		1,339,773
Energy — 15.1%
Antero Midstream Corp.	605	6,570
Equitrans Midstream Corp.	1,182	9,302
Exxon Mobil Corp.	5,288	507,648
Kinder Morgan, Inc.	6,288	123,811
ONEOK, Inc.	1,693	111,484
Valero Energy Corp.	4,827	625,579
Williams Companies, Inc.	2,245	83,200
		1,467,594
Financials — 13.7%
American Financial Group, Inc.	292	41,260
Comerica, Inc.	221	18,389
F.N.B. Corp.	672	8,165
Federated Hermes, Inc.	256	8,696
First Horizon Corp.	911	20,798
Franklin Resources, Inc.	2,101	56,895
Fulton Financial Corp.	368	5,833
Huntington Bancshares, Inc.	2,701	37,490
Janus Henderson Group PLC ^	527	14,814
Mercury General Corp.	496	24,279
Navient Corp.	1,342	21,472
New York Community Bancorp, Inc.	1,024	10,220
Old Republic International Corp.	2,398	57,360
Principal Financial Group, Inc.	1,390	101,373
Progressive Corp.	2,927	349,425
Prudential Financial, Inc.	3,707	393,869
T. Rowe Price Group, Inc.	363	46,134
Umpqua Holdings Corp.	419	7,395
United Bankshares, Inc.	193	7,249
Unum Group	2,834	103,299
		1,334,415

The accompanying notes are an integral part of these financial statements.

6

Schedule of Investments (Continued)	Global Beta Smart Income ETF

May 31, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.6% (Continued)
Health Care — 13.8%
AbbVie, Inc.	2,367	$348,825
Cardinal Health, Inc.	7,553	425,385
Gilead Sciences, Inc.	3,071	199,154
Merck & Co., Inc.	4,080	375,482
		1,348,846
Industrials — 4.1%
3M Co.	1,605	239,610
AGCO Corp.	574	73,547
MDU Resources Group, Inc.	1,445	39,564
MSC Industrial Direct Co., Inc. - Class A	270	22,931
Regal Rexnord Corp.	159	19,867
		395,519
Information Technology — 5.1%
International Business Machines Corp.	3,003	416,936
Western Union Co.	1,871	33,940
Xerox Holdings Corp.	2,418	45,507
		496,383
Materials — 9.7%
Amcor PLC ^	7,933	103,922
Dow, Inc.	6,152	418,213
LyondellBasell Industries NV - Class A ^	3,071	350,862
Newmont Corp.	1,090	73,956
		946,953
Real Estate — 1.8%
American Campus Communities, Inc.	112	7,280
Corporate Office Properties Trust	159	4,395
Healthcare Realty Trust, Inc.	129	3,750
Healthpeak Properties, Inc.	381	11,312
Highwoods Properties, Inc.	113	4,440
Hudson Pacific Properties, Inc.	222	4,420
Iron Mountain, Inc.	605	32,609
Medical Properties Trust, Inc.	510	9,476
National Retail Properties, Inc.	99	4,386
Omega Healthcare Investors, Inc.	242	7,204
Physicians Realty Trust	177	3,283
PotlatchDeltic Corp.	163	8,551
Realty Income Corp.	208	14,190
Simon Property Group, Inc.	301	34,510
SL Green Realty Corp.	64	3,953
Spirit Realty Capital, Inc.	82	3,443
STORE Capital Corp.	176	4,856
Vornado Realty Trust	254	8,880
		170,938

The accompanying notes are an integral part of these financial statements.

7

Schedule of Investments (Continued)	Global Beta Smart Income ETF

May 31, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.6% (Continued)
Utilities — 11.3%
ALLETE, Inc.	141	$8,745
American Electric Power Co., Inc.	1,150	117,335
Consolidated Edison, Inc.	992	98,466
Dominion Energy, Inc.	1,134	95,506
Duke Energy Corp.	1,538	173,056
Edison International	1,473	102,977
Entergy Corp.	691	83,141
FirstEnergy Corp.	1,649	70,841
NiSource, Inc.	1,092	34,343
NorthWestern Corp.	146	8,945
OGE Energy Corp.	609	25,152
Pinnacle West Capital Corp.	335	26,013
PPL Corp.	1,439	43,429
Southern Co.	2,208	167,057
Southwest Gas Holdings, Inc.	320	29,802
Spire, Inc.	221	17,304
		1,102,112
TOTAL COMMON STOCKS (Cost $9,497,024)		9,709,475

MONEY MARKET FUND — 0.0% #
First American Government Obligations Fund - Class X, 0.66% (a)	4,306	4,306
TOTAL MONEY MARKET FUND (Cost $4,306)		4,306
TOTAL INVESTMENTS — 99.6% (Cost $9,501,330)		9,713,781
OTHER ASSETS LESS LIABILITIES — 0.4%		41,433
TOTAL NET ASSETS — 100.0%		$9,755,214

PLC - Public Limited Company

^	U.S. Dollar-denominated foreign security.
#	Represents less than 0.05% of net assets.
(a)	7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Global Beta Advisors LLC.

The accompanying notes are an integral part of these financial statements.

8

Schedule of Investments	Global Beta Low Beta ETF

May 31, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 9.3%
Activision Blizzard, Inc.	99	$7,710
AT&T, Inc.	6,475	137,853
Charter Communications, Inc. - Class A *	81	41,061
Electronic Arts, Inc.	49	6,794
Take-Two Interactive Software, Inc. *	20	2,491
Verizon Communications, Inc.	2,242	114,992
		310,901
Consumer Discretionary — 0.9%
Dollar General Corp.	140	30,848

Consumer Staples — 24.0%
Altria Group, Inc.	363	19,635
Archer-Daniels-Midland Co.	911	82,737
Brown-Forman Corp. - Class B	50	3,306
Campbell Soup Co.	169	8,097
Church & Dwight Co., Inc.	45	4,053
Clorox Co.	49	7,123
Coca-Cola Co.	574	36,380
Colgate-Palmolive Co.	204	16,077
Conagra Brands, Inc.	309	10,163
Constellation Brands, Inc. - Class A	34	8,346
General Mills, Inc.	259	18,091
Hershey Co.	39	8,257
Hormel Foods Corp.	201	9,783
J M Smucker Co.	54	6,770
Kellogg Co.	205	14,297
Kimberly-Clark Corp.	142	18,889
Kraft Heinz Co.	615	23,265
Kroger Co.	2,136	113,144
McCormick & Co., Inc.	55	5,100
Mondelez International, Inc. - Class A	416	26,441
PepsiCo, Inc.	442	74,145
Philip Morris International, Inc.	302	32,087
Procter & Gamble Co.	462	68,320
Tyson Foods, Inc. - Class A	514	46,059
Walmart, Inc.	1,109	142,651
		803,216
Energy — 11.0%
Chevron Corp.	872	152,303
Coterra Energy, Inc.	129	4,429
Exxon Mobil Corp.	2,095	201,120
Williams Companies, Inc.	300	11,118
		368,970

Financials — 2.9%
Allstate Corp.	352	48,115
Progressive Corp.	398	47,513
		95,628
Health Care — 35.1%
AbbVie, Inc.	319	47,011
AmerisourceBergen Corp.	1,068	165,316

The accompanying notes are an integral part of these financial statements.

9

Schedule of Investments (Continued)	Global Beta Low Beta ETF

May 31, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.7% (Continued)
Health Care — 35.1% (Continued)
Amgen, Inc.	99	$25,417
Baxter International, Inc.	144	10,951
Becton Dickinson and Co.	68	17,394
Biogen, Inc. *	49	9,800
Bristol-Myers Squibb Co.	589	44,440
Cardinal Health, Inc.	2,812	158,372
Cerner Corp.	53	5,027
CVS Health Corp.	1,511	146,189
Gilead Sciences, Inc.	414	26,848
Hologic, Inc. *	69	5,194
Humana, Inc.	167	75,856
Incyte Corp. *	35	2,656
Johnson & Johnson	471	84,559
Laboratory Corp of America Holdings	53	13,076
McKesson Corp.	556	182,752
Merck & Co, Inc.	552	50,801
Pfizer, Inc.	1,378	73,089
Quest Diagnostics, Inc.	68	9,589
Regeneron Pharmaceuticals, Inc. *	21	13,960
Vertex Pharmaceuticals, Inc. *	27	7,254
		1,175,551
Industrials — 5.0%
C.H. Robinson Worldwide, Inc.	208	22,570
Huntington Ingalls Industries, Inc.	42	8,839
L3Harris Technologies, Inc.	61	14,695
Leidos Holdings, Inc.	117	12,226
Lockheed Martin Corp.	133	58,535
Northrop Grumman Corp.	71	33,226
Waste Management, Inc.	102	16,168
		166,259
Information Technology — 1.8%
Citrix Systems, Inc.	29	2,920
International Business Machines Corp.	404	56,091
		59,011
Materials — 0.8%
Ball Corp.	135	9,570
Newmont Corp.	150	10,177
Packaging Corp of America	45	7,078
		26,825
Real Estate — 0.3%
Digital Realty Trust, Inc.	29	4,048
Healthpeak Properties, Inc.	50	1,484
Public Storage	9	2,976
		8,508
Utilities — 8.6%
Alliant Energy Corp.	51	3,255
Ameren Corp.	64	6,092
American Electric Power Co., Inc.	155	15,815
American Water Works Co., Inc.	21	3,176
Atmos Energy Corp.	29	3,373
CenterPoint Energy, Inc.	251	8,045
CMS Energy Corp.	95	6,749

The accompanying notes are an integral part of these financial statements.

10

Schedule of Investments (Continued)	Global Beta Low Beta ETF

May 31, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.7% (Continued)
Utilities — 8.6% (Continued)
Consolidated Edison, Inc.	134	$13,301
Dominion Energy, Inc.	153	12,886
DTE Energy Co.	104	13,802
Duke Energy Corp.	211	23,742
Edison International	199	13,912
Entergy Corp.	93	11,190
Evergy, Inc.	75	5,245
Eversource Energy	104	9,601
Exelon Corp.	735	36,125
FirstEnergy Corp.	220	9,451
NextEra Energy, Inc.	184	13,927
NiSource, Inc.	141	4,434
Pinnacle West Capital Corp.	45	3,494
PPL Corp.	191	5,764
Public Service Enterprise Group, Inc.	130	8,910
Sempra Energy	73	11,962
Southern Co.	298	22,547
WEC Energy Group, Inc.	79	8,301
Xcel Energy, Inc.	169	12,732
		287,831
TOTAL COMMON STOCKS (Cost $3,215,596)		3,333,548

MONEY MARKET FUND — 0.1%
First American Government Obligations Fund - Class X, 0.66% (a)	2,628	2,628
TOTAL MONEY MARKET FUND (Cost $2,628)		2,628
TOTAL INVESTMENTS — 99.8% (Cost $3,218,224)		3,336,176
OTHER ASSETS LESS LIABILITIES — 0.2%		8,121
TOTAL NET ASSETS — 100.0%		$3,344,297

*	Non-income producing security.
(a)	7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Global Beta Advisors LLC.

The accompanying notes are an integral part of these financial statements.

11

Schedule of Investments	Global Beta Rising Stars ETF

May 31, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense Manufacturing — 0.7%
Science Applications International Corp.	72	$6,232

Apparel and Accessories Retail — 3.7%
Buckle, Inc.	406	13,341
Farfetch Ltd. - Class A * ^	697	6,252
Revolve Group, Inc. *	191	5,612
Stitch Fix, Inc. - Class A *	788	6,674
		31,879
Auto Retail — 3.9%
Carvana Co. *	118	3,474
CDK Global, Inc.	156	8,495
Cerence, Inc. *	351	11,148
IAA, Inc. *	260	10,148
		33,265
Commercial Electronics — 2.2%
IMAX Corp. * ^	544	9,422
Zebra Technologies Corp. - Class A *	27	9,131
		18,553
Communications Equipment — 2.8%
A10 Networks, Inc.	521	8,029
Calix, Inc. *	230	8,496
Extreme Networks, Inc. *	774	7,678
		24,203
Computer Hardware and Storage — 2.4%
Seagate Technology Holdings PLC ^	119	10,076
Western Digital Corp. *	165	10,014
		20,090
Consumer Electronics — 1.4%
GoPro, Inc. - Class A *	879	6,074
Sonos, Inc. *	282	6,241
		12,315
Electrical Equipment and Power Systems — 0.6%
Bloom Energy Corp. - Class A *	272	4,765

Electronic Components — 2.2%
Corsair Gaming, Inc. *	529	8,491
II-VI, Inc. *	158	9,875
		18,366
Finance Software and Services — 2.0%
Broadridge Financial Solutions, Inc.	71	10,382
SS&C Technologies Holdings, Inc.	100	6,399
		16,781
General Merchandise Retail — 4.4%
eBay, Inc.	221	10,756
Jumia Technologies AG ADR * ^	858	6,238
Poshmark, Inc. - Class A*	525	5,738
Target Corp.	33	5,342
Vipshop Holdings Ltd. - ADR * ^	976	9,077
		37,151
Healthcare Support Services — 5.1%
American Well Corp. - Class A*	2,453	9,272
Cerner Corp.	80	7,588

The accompanying notes are an integral part of these financial statements.

12

Schedule of Investments (Continued)	Global Beta Rising Stars ETF

May 31, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.9% (Continued)
Healthcare Support Services — 5.1% (Continued)
Health Catalyst, Inc. *	430	$6,300
Allscripts Healthcare Solutions, Inc. *	528	9,024
Multiplan Corp. *	2,188	10,940
		43,124
Home Improvement Retail — 0.4%
Wayfair, Inc. - Class A *	54	3,207

Hospitality Services — 1.0%
Despegar.com Corp. * ^	860	8,187

Household Appliances and Furnishings Production — 0.8%
Lovesac Co. *	187	6,513

Information Technology Distribution — 1.5%
TD SYNNEX Corp.	124	12,877

Internet and Data Services — 19.3%
Cars.com, Inc. *	464	4,802
Chindata Group Holdings Ltd. ADR * ^	2,635	19,735
Dropbox, Inc. - Class A *	332	6,919
Dun & Bradstreet Holdings, Inc. *	798	13,782
fuboTV, Inc. *	1,215	3,997
Gartner, Inc. *	24	6,298
JOYY, Inc. - ADR ^	263	11,149
LendingTree, Inc. *	66	4,165
Limelight Networks, Inc. *	1,688	6,111
Meta Platforms, Inc. - Class A *	47	9,101
Quotient Technology, Inc. *	1,395	5,831
Shutterstock, Inc.	78	4,696
Skillz, Inc. *	4,197	7,974
Spotify Technology SA * ^	64	7,217
Twitter, Inc. *	423	16,751
Vnet Group, Inc. - ADR * ^	2,328	13,153
Wix.com Ltd. * ^	127	8,002
Yelp, Inc. *	268	7,882
Zillow Group, Inc. - Class C *	167	6,663
		164,228
Manufacturing Equipment and Services — 1.6%
Flex Ltd. * ^	402	6,862
Jabil, Inc.	115	7,075
		13,937
Media and Publishing Services — 1.7%
Magnite, Inc. *	1,329	14,606

Other Professional Services — 2.8%
2U, Inc. *	757	7,055
Blackbaud, Inc. *	108	6,874
Telos Corp. *	1,050	10,112
		24,041
Other Retail — 0.7%
Chewy, Inc. - Class A *	250	6,200

Other Telecommunications Services — 0.8%
Digital Turbine, Inc. *	287	7,298

The accompanying notes are an integral part of these financial statements.

13

Schedule of Investments (Continued)	Global Beta Rising Stars ETF

May 31, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 99.9% (Continued)
Semiconductor Equipment and Services — 11.4%
Amkor Technology, Inc.	359	$7,338
Axcelis Technologies, Inc. *	232	14,398
FormFactor, Inc. *	172	7,062
Kulicke & Soffa Industries, Inc.	287	15,547
Lam Research Corp.	23	11,961
Onto Innovation, Inc. *	142	11,414
Photronics, Inc. *	438	9,522
Tower Semiconductor Ltd. * ^	235	11,341
Veeco Instruments, Inc. *	374	8,015
		96,598
Semiconductor Manufacturing — 2.8%
Cirrus Logic, Inc. *	91	7,420
Diodes, Inc. *	113	8,702
Skyworks Solutions, Inc.	70	7,621
		23,743
Software — 16.8%
Accolade, Inc. *	563	3,615
Bandwidth, Inc. - Class A *	245	5,155
Box, Inc. - Class A *	253	6,606
CommVault Systems, Inc. *	136	8,297
Domo, Inc. - Class B*	188	5,994
Everbridge, Inc. *	195	8,056
LivePerson, Inc. *	430	7,215
Mitek Systems, Inc. *	802	7,234
Momentive Global, Inc. *	668	8,136
NetScout Systems, Inc. *	352	12,084
Nutanix, Inc. - Class A *	351	5,686
ON24, Inc. *	796	9,663
Perion Network Ltd. * ^	512	10,056
Progress Software Corp.	191	9,227
SolarWinds Corp.	988	11,500
Sumo Logic, Inc. *	819	6,642
Upland Software, Inc. *	516	6,801
Yext, Inc. *	1,205	6,121
Zuora, Inc. - Class A *	484	4,908
		142,996
Specialty Finance — 4.8%
Ebix, Inc.	187	5,451
Evo Payments, Inc. - Class A *	490	11,295
Global Payments, Inc.	98	12,842
Green Dot Corp. - Class A *	399	11,507
		41,095
Technology Consulting Services — 2.1%
EPAM Systems, Inc. *	52	17,603

TOTAL COMMON STOCKS (Cost $1,130,186)		849,853

The accompanying notes are an integral part of these financial statements.

14

Schedule of Investments (Continued)	Global Beta Rising Stars ETF

May 31, 2022 (Unaudited)

Investments	Number of Shares	Value
MONEY MARKET FUND — 0.1%
First American Government Obligations Fund - Class X, 0.66% (a)	499	$499
TOTAL MONEY MARKET FUND (Cost $499)		499
TOTAL INVESTMENTS — 100.0% (Cost $1,130,685)		850,352
OTHER ASSETS LESS LIABILITIES — 0.0% #		2
TOTAL NET ASSETS — 100.0%		$850,354

ADR - American Depositary Receipt

PLC - Public Limited Company

*	Non-income producing security.
^	U.S. Dollar-denominated foreign security.
(a)	7-day net yield.
#	Represents less than 0.05% of net assets.

The Revere Business Industry Classifications System (RBICS®) was developed by and/or is the exclusive property of FactSet. RBICS is a service mark of FactSet and has been licensed for use by Global Beta Advisors LLC.

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities	Global Beta ETF Trust

May 31, 2022 (Unaudited)

	Global Beta Smart Income ETF	Global Beta Low Beta ETF	Global Beta Rising Stars ETF
ASSETS
Investments in securities, at value (identified cost $9,497,024, $3,215,596, $1,130,186) (See Note 2)	$9,709,475	$3,333,548	$849,853
Investments in money market fund, at value (identified cost $4,306, $2,628, $499) (See Note 2)	4,306	2,628	499
Total securities, at value (identified cost $9,501,330, $3,218,224, $1,130,685) (See Note 2)	9,713,781	3,336,176	850,352
Receivables:
Dividends and interest	43,514	8,932	207
Total assets	9,757,295	3,345,108	850,559

LIABILITIES
Payables:
Investment advisory fees	2,081	811	205
Total liabilities	2,081	811	205
NET ASSETS	$9,755,214	$3,344,297	$850,354

NET ASSETS CONSIST OF:
Paid-in capital	$9,280,850	$3,099,798	$1,289,635
Total distributable earnings (losses)	474,364	244,499	(439,281)
NET ASSETS	$9,755,214	$3,344,297	$850,354

Shares issued and outstanding, $0 par value, unlimited shares authorized	400,000	125,000	50,000

Net Asset Value, Offering Price and Redemption Price Per Share	$24.39	$26.75	$17.01

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations	Global Beta ETF Trust

For The Six Months Ended May 31, 2022 (Unaudited)

	Global Beta Smart Income ETF	Global Beta Low Beta ETF	Global Beta Rising Stars ETF
INVESTMENT INCOME
Dividends and interest (Net of foreign tax withholding of $42, $0, $0)	$97,725	$29,460	$4,765
Total investment income	97,725	29,460	4,765

EXPENSES
Investment advisory fees (See Note 3)	6,267	2,989	1,454
Total expenses	6,267	2,989	1,454
Net Investment Income	91,458	26,471	3,311

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	161,636	(38,734)	(50,643)
In-Kind Redemptions	337,042	175,530	25
Net realized gains (losses)	498,678	136,796	(50,618)
Change in net unrealized appreciation/depreciation on investments	59,706	62,645	(250,507)
Net realized and unrealized gain (loss) on investments	558,384	199,441	(301,125)
Net increase (decrease) in net assets resulting from operations	$649,842	$225,912	$(297,814)

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets	Global Beta Smart Income ETF

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Year Ended November 30, 2021
OPERATIONS
Net investment income	$91,458	$98,319
Net realized gain	498,678	407,767
Net change in unrealized appreciation/depreciation	59,706	(67,877)
Net increase in net assets resulting from operations	649,842	438,209

DISTRIBUTIONS
Distributable earnings	(55,429)	(89,450)
Total distributions	(55,429)	(89,450)

CAPITAL TRANSACTIONS
Proceeds from shares issued	$8,916,585	$1,054,908
Cost of shares redeemed	(2,351,433)	(523,283)
Net increase from capital transactions	6,565,152	531,625
Total Increase in Net Assets	$7,159,565	$880,384

NET ASSETS
Beginning of period	2,595,649	1,715,265
End of period	$9,755,214	$2,595,649

SHARE TRANSACTIONS
Beginning of period	125,000	100,000
Shares issued in-kind	375,000	50,000
Shares redeemed in-kind	(100,000)	(25,000)
Shares Outstanding, End of Period	400,000	125,000

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets	Global Beta Low Beta ETF

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Year Ended November 30, 2021
OPERATIONS
Net investment income	$26,471	$32,520
Net realized gain	136,796	230,113
Net change in unrealized appreciation/depreciation	62,645	(107,978)
Net increase in net assets resulting from operations	225,912	154,655

DISTRIBUTIONS
Distributable earnings	(26,272)	(34,235)
Total distributions	(26,272)	(34,235)

CAPITAL TRANSACTIONS
Proceeds from shares issued	$3,223,353	$2,315,677
Cost of shares redeemed	(1,275,245)	(3,934,080)
Net increase (decrease) from capital transactions	1,948,108	(1,618,403)
Total Increase (Decrease) in Net Assets	$2,147,748	$(1,497,983)

NET ASSETS
Beginning of period	1,196,549	2,694,532
End of period	$3,344,297	$1,196,549

SHARE TRANSACTIONS
Beginning of period	50,000	125,000
Shares issued in-kind	125,000	100,000
Shares redeemed in-kind	(50,000)	(175,000)
Shares Outstanding, End of Period	125,000	50,000

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets	Global Beta Rising Stars ETF

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Year Ended November 30, 2021
OPERATIONS
Net investment income	$3,311	$4,213
Net realized gain (loss)	(50,618)	524,875
Net change in unrealized appreciation/depreciation	(250,507)	(274,311)
Net increase (decrease) in net assets resulting from operations	(297,814)	254,777

DISTRIBUTIONS
Distributable earnings	(3,918)	(8,941)
Total distributions	(3,918)	(8,941)

CAPITAL TRANSACTIONS
Proceeds from shares issued	$—	$4,074,127
Cost of shares redeemed	—	(5,949,792)
Net decrease from capital transactions	—	(1,875,665)
Total Decrease in Net Assets	$(301,732)	$(1,629,829)

NET ASSETS
Beginning of period	1,152,086	2,781,915
End of period	$850,354	$1,152,086

SHARE TRANSACTIONS
Beginning of period	50,000	125,000
Shares issued in-kind	—	175,000
Shares redeemed in-kind	—	(250,000)
Shares Outstanding, End of Period	50,000	50,000

The accompanying notes are an integral part of these financial statements.

20

Financial Highlights	Global Beta Smart Income ETF

For a share outstanding throughout the periods presented

	For the Period Ended May 31, 2022 (Unaudited)		For the Year Ended November 30, 2021		For the Period Ended November 30, 2020(a)
Net asset value, beginning of period	$20.77		$17.15		$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)	0.49		0.83		0.74
Net realized and unrealized income (loss) on investments (c)	3.54		3.55		(2.99)
Total from investment operations	4.03		4.38		(2.25)

LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.76)		(0.60)
Total distributions	(0.41)		(0.76)		(0.60)

Net asset value, end of period	$24.39		$20.77		$17.15

TOTAL RETURNS:
Net Asset Value (d)	19.62	%^	25.71%		(10.35)	%^
Market Value (e)	19.43	%^	26.31%		(10.54	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$9.8		$2.6		$1.7
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	0.29	%+	0.54%		5.41	%+
After fees waived and expenses reimbursed	0.29	%+	0.29	%(f)	0.12	%(g)+
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	4.23	%+	3.78%		(0.30	)%+
After fees waived and expenses reimbursed	4.23	%+	4.04	%(f)	4.99	%(g)+
Portfolio turnover rate (h)	33	%^	117%		169	%^

(a)	Commencement of investment operations on December 27, 2019.
(b)	Calculated using average shares outstanding, during the period.
(c)

The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(e)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(f)	Effective May 1, 2021, the Advisory Agreement was amended to charge a single unitary management fee. See Note 3.
(g)	Includes voluntary fees waived by the Adviser of $2,698 or 0.17% of average net assets for the period.
(h)	Portfolio turnover rate excludes in-kind transactions.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights	Global Beta Low Beta ETF

For a share outstanding throughout the periods presented

	For the Period Ended May 31, 2022 (Unaudited)		For the Year Ended November 30, 2021		For the Period Ended November 30, 2020(a)
Net asset value, beginning of period	$23.93		$21.56		$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)	0.33		0.58		0.15
Net realized and unrealized gain on investments(c)	3.02		2.31		1.46
Total from investment operations	3.35		2.89		1.61

LESS DISTRIBUTIONS:
From net investment income	(0.53)		(0.52)		(0.05)
Total distributions	(0.53)		(0.52)		(0.05)

Net asset value, end of period	$26.75		$23.93		$21.56

TOTAL RETURNS:
Net Asset Value(d)	14.11	%^	13.56%		8.06	%^
Market Value(e)	14.13	%^	13.68%		7.97	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$3.3		$1.2		$2.7
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	0.29	%+	1.46%		2.09	%+
After fees waived and expenses reimbursed	0.29	%+	0.29	%(f)	0.29	%+
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	2.57	%+	1.34%		0.23	%+
After fees waived and expenses reimbursed	2.57	%+	2.51	%(f)	2.03	%+
Portfolio turnover rate(g)	34	%^	115%		0	%^#

(a)	Commencement of investment operations on July 24, 2020.
(b)	Calculated using average shares outstanding, during the period.
(c)

The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(e)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(f)	Effective May 1, 2021, the Advisory Agreement was amended to charge a single unitary management fee. See Note 3.
(g)	Portfolio turnover rate excludes in-kind transactions.
^	Not Annualized.
+	Annualized.
#	Less than 1%.

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights	Global Beta Rising Stars ETF

For a share outstanding throughout the periods presented

	For the Period Ended May 31, 2022 (Unaudited)		For the Year Ended November 30, 2021		For the Period Ended November 30, 2020(a)
Net asset value, beginning of period	$23.04		$22.26		$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)	0.07		0.07		0.06
Net realized and unrealized gain (loss) on investments(c)	(6.02)		0.81		2.22
Total from investment operations	(5.95)		0.88		2.28

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.10)		(0.02)
Total distributions	(0.08)		(0.10)		(0.02)

Net asset value, end of period	$17.01		$23.04		$22.26

TOTAL RETURNS:
Net Asset Value(d)	-25.93	%^	3.84%		11.39	%^
Market Value(e)	-25.89	%^	4.00%		11.27	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$0.9		$1.2		$2.8
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	0.29	%+	1.33%		2.05	%+
After fees waived and expenses reimbursed	0.29	%+	0.29	%(f)	0.29	%+
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	0.66	%+	(0.75)%		(0.91	)%+
After fees waived and expenses reimbursed	0.66	%+	0.29	%(f)	0.85	%+
Portfolio turnover rate(g)	73	%^	312	%(h)	30	%^

(a)	Commencement of investment operations on July 24, 2020.
(b)	Calculated using average shares outstanding, during the period.
(c)

The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(e)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(f)	Effective May 1, 2021, the Advisory Agreement was amended to charge a single unitary management fee. See Note 3.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Increase in the Portfolio turnover was a result of the Index change that was effective on December 18, 2020.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

23

Notes to the Financial Statements	Global Beta ETF Trust

May 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Global Beta ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 22, 2019 and is authorized to issue multiple series or portfolios. As of the period covered by this report, the Trust consists of three operational exchange-traded funds. The Global Beta Smart Income ETF (the “Smart Income ETF”), Global Beta Low Beta ETF (the “Low Beta ETF”) and Global Beta Rising Stars ETF (the “Rising Stars ETF”), (each the “Fund”, collectively the “Funds”). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Smart Income ETF operates as a diversified series, and Low Beta ETF and Rising Stars ETF operate as non-diversified series. The Funds seeks to track the performance (before fees and expenses) of the Global Beta Smart Income Index, Global Beta Low Beta Factor Index and FactSet Rising Stars Index (their respective “Target Index”), respectively. There can be no guarantee that a Fund will achieve its investment objective. The inception dates of the Smart Income ETF, Low Beta ETF and Rising Stars ETF are December 27, 2019, July 24, 2020 and July 24, 2020, respectively.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Investment Valuation. The net asset value (“NAV”) of the Funds’ shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index. This may adversely affect each Fund’s ability to track its Target Index.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

24

Notes to the Financial Statements (Continued)	Global Beta ETF Trust

May 31, 2022 (Unaudited)

●

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Global Beta Smart Income ETF investments as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,709,475	$—	$—	$9,709,475
Money Market Fund	4,306	—	—	4,306
Total Investments in Securities	$9,713,781	$—	$—	$9,713,781

See the Schedule of Investments for further detail of investment classification.

The following is a summary of the inputs used to value the Global Beta Low Beta ETF investments as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,333,548	$—	$—	$3,333,548
Money Market Fund	2,628	—	—	2,628
Total Investments in Securities	$3,336,176	$—	$—	$3,336,176

See the Schedule of Investments for further detail of investment classification.

The following is a summary of the inputs used to value the Global Beta Rising Stars ETF investments as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$849,853	$—	$—	$849,853
Money Market Fund	499	—	—	499
Total Investments in Securities	$850,352	$—	$—	$850,352

See the Schedule of Investments for further detail of investment classification.

In December 2020, the SEC adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (“Rule 2a-5”), which is intended to address valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Funds will not be required to comply with Rule 2a-5 until September 2022.

B. Real Estate Investment Trust. The Funds may obtain exposure to real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

C. Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

25

Notes to the Financial Statements (Continued)	Global Beta ETF Trust

May 31, 2022 (Unaudited)

D. Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For fiscal year ended November 30, 2021, the Funds did not have any post October losses.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses for an unlimited period. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At November 30, 2021, the following Capital Loss Carryover were available:

	Indefinite Short-Term	Total
Global Beta Smart Income ETF	$280,993	$280,993
Global Beta Rising Stars ETF	$96,918	$96,918

E. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

F. Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis. The net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Share Valuation. The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds are equal to the NAV per share.

I. Guarantees and Indemnifications. In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds

26

Notes to the Financial Statements (Continued)	Global Beta ETF Trust

May 31, 2022 (Unaudited)

indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

J. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended November 30, 2021, the following adjustments were made:

	Distributable Earnings	Paid-in Capital
Global Beta Smart Income ETF	$(114,182)	$114,182
Global Beta Low Beta ETF	$(249,627)	$249,627
Global Beta Rising Stars ETF	$(607,005)	$607,005

K. COVID-19. The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance.

L. Subsequent Events. Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 26, 2022, the Board of Trustees of Global Beta ETF Trust, approved a proposal to liquidate and dissolve the Funds. The liquidation is anticipated to occur on or about August 29, 2022. After the close of business on August 22, 2022, the Funds will no longer accept creation orders. Trading in the Funds on NYSE Arca, Inc. will be halted prior to market open on August 23, 2022. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about August 29, 2022.

Management has determined that there are no other material events that would require disclosure in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Global Beta Advisors LLC serves as the investment adviser (“Adviser”) to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For services provided to the Funds, each Fund pays the Adviser a management fee at an annual rate of 0.29% based on the Funds’ average daily net assets. For the period ended May 31, 2022, the Smart Income ETF, Low Beta ETF and Rising Stars ETF incurred $6,267, $2,989 and $1,454 in investment advisory fees, respectively.

Prior to May 1, 2021, under the terms of the Trust’s Advisory Agreement, the Adviser agreed to pay all of the ordinary operating expenses of the Funds that each Fund would be otherwise required to pay except for (i) the management fee payment under Advisory Agreement, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Board and officers with respect thereto), (viii) compensation and expenses of the members of the Board who are not “interested” within the meaning of the 1940 Act (the “Independent Trustees”), (ix) fees and expenses of counsel to the Independent Trustees and (x) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Funds).

On April 16, 2021 the Board of Trustees of the Trust approved to amend the Advisory Agreement. Effective May 1, 2021 under the terms of the amended Advisory Agreement, and in exchange for a single unitary management fee, the Adviser has agreed to pay all of the ordinary operating expenses of each Fund with the exception of the following: (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of

27

Notes to the Financial Statements (Continued)	Global Beta ETF Trust

May 31, 2022 (Unaudited)

the Trustees and officers with respect thereto), and (viii) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Funds).

Pursuant to an Expense Reimbursement Agreement (“Expense Agreement”), the Adviser had reimbursed the Funds through April 30, 2021 for the (i) compensation and expenses of the Independent Trustees and (ii) fees and expenses of counsel to the Independent Trustees, except for any (i) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Independent Trustees with respect thereto) and (ii) extraordinary or non-routine fees or expenses.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity, performs various administrative and accounting services for the Funds. Funds Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; and coordinates the preparation and payment of the Funds’ advisory expense. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). As of May 31, 2022, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

Compass Distributors, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds, acts as the Funds’ distributor in a continuous public offering of the Funds’ shares, and serves as the Distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in Note 6. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

At May 31, 2022, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor.

Board of Trustees

The Trust pays each Independent Trustee a $30,000 annual retainer fee (paid in quarterly increments). All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. These fees are paid by the Adviser as part of the Adviser’s unitary management fee.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended May 31, 2022, were as follows:

	Purchases	Sales
Global Beta Smart Income ETF	$1,551,908	$1,530,661
Global Beta Low Beta ETF	$724,562	$753,653
Global Beta Rising Stars ETF	$745,363	$745,723

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended May 31, 2022, were as follows:

	Purchases In-Kind	Sales In-Kind
Global Beta Smart Income ETF	$8,897,217	$2,343,537
Global Beta Low Beta ETF	$3,233,672	$1,263,127
Global Beta Rising Stars ETF	$—	$—

28

Notes to the Financial Statements (Continued)	Global Beta ETF Trust

May 31, 2022 (Unaudited)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of the distributions paid during the period ended May 31, 2022 and year ended November 30, 2021, were as follows:

	Period Ended May 31, 2022 Ordinary Income	Year Ended November 30, 2021 Ordinary Income
Global Beta Smart Income ETF	$55,429	$89,450
Global Beta Low Beta ETF	$26,272	$34,235
Global Beta Rising Stars ETF	$3,918	$8,941

As of November 30, 2021, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Global Beta Smart Income ETF	Global Beta Low Beta ETF	Global Beta Rising Stars ETF
Federal income tax cost of investments	$2,443,012	$1,166,111	$1,192,949
Aggregate gross unrealized appreciation	252,432	91,251	114,005
Aggregate gross unrealized depreciation	(113,051)	(63,417)	(154,970)
Net unrealized appreciation (depreciation)	139,381	27,834	(40,965)
Undistributed Ordinary Income	21,563	16,999	334
Undistributed Long Term Capital Gains	—	26	—
Total distributable earnings	21,563	17,025	334
Accumulated capital and other gain/(loss)	(280,993)	—	(96,918)
Total accumulated gain/(loss)	(120,049)	44,859	(137,549)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE. Market prices for the shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for a specified basket of securities (which may include cash in lieu of certain securities), together with the deposit of a specified cash amount. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a participant in The Depository Trust Company and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The standard fixed transaction fee for the Funds are $300, payable to the Custodian. Additionally, a variable fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Unit (inclusive of any transaction fees charged), for each creation or redemption. Variable fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

As with all exchange traded funds (‘’ETFs’’), shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. A description of principal risks is included in the prospectus under the heading ‘’Principal Investment Risks’’.

29

Expense Examples	Global Beta ETF Trust

For the Period Ended May 31, 2022 (Unaudited)

As a shareholder of the Smart Income ETF, Low Beta ETF and/or Rising Stars ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars)(excluding transaction costs) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2021 – May 31, 2022).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Global Beta Smart Income ETF

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Actual	$1,000.00	$ 1,196.20	$1.59
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.49	$1.46

Global Beta Low Beta ETF

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Actual	$1,000.00	$ 1,141.10	$1.55
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.49	$1.46

Global Beta Rising Stars ETF

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Actual	$1,000.00	$ 740.70	$1.26
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.49	$1.46

*

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.29%, multiplied by the number of days in the six-month period, 182 days, and divided by the number of days in the most recent twelve-month period, 365 days.

30

Additional Information (Unaudited)	Global Beta ETF Trust

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.globalbetaetf.com.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

Global Beta ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date on Form N-PORT which are available on the SEC’s website at www.sec.gov. Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds full portfolio holdings are updated daily and available on the Global Beta ETFs website at www.globalbetaetf.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (833) 933-2083, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.globalbetaetf.com. Information on how the Fund voted proxies relating to portfolio securities during the period ended November 30 is available without charge, upon request, by calling (833) 933-2083 or by accessing the website of the SEC.

FEDERAL TAX INFORMATION

For the fiscal year ended November 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Global Beta Smart Income ETF	99.36%
Global Beta Low Beta ETF	90.63%
Global Beta Rising Stars ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2021 was as follows:

Global Beta Smart Income ETF	98.74%
Global Beta Low Beta ETF	90.45%
Global Beta Rising Stars ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Global Beta Low Beta ETF	1.91%

31

This page intentionally left blank

This page intentionally left blank

Fund	Symbol	CUSIP
Global Beta Smart Income ETF	GBDV	37959X100
Global Beta Low Beta ETF	GBLO	37959X209
Global Beta Rising Stars ETF	GBGR	37959X308

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Global Beta Advisors LLC 1364 Welsh Road, Suite C120, North Wales, PA 19454	Distributor Compass Distributors, LLC Three Canal Plaza, 3rd Floor Portland, ME 04101	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm WithumSmith+Brown PC 155 Seaport Boulevard, 3rd Floor Boston, MA 02210	Legal Counsel Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2)       A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)       Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)       Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global Beta ETF Trust

By:	/s/Justin Lowry
Justin Lowry, President/Principal Executive Officer

Date:	August 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin Lowry
Justin Lowry, President/Principal Executive Officer

Date:	August 5, 2022

By:	/s/ Josh Hunter
Josh Hunter, Principal Financial Officer

Date:	August 5, 2022